Stock-based Compensation - Schedule of changes in stock options outstanding, CAD exercise price (Details) - CAD exercise price [Member] - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Outstanding
Beginning Balance	1,860,900	3,465,915
Change in exercise price		1,605,015
Ending Balance	1,860,900	1,860,900
Weighted average exercise price
Beginning Balance	$ 6.89	$ 5.24
Change in exercise price		(3.32)
Ending Balance	$ 6.89	$ 6.89